Offerings - Offering: 1	Apr. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 5,786,635,909.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 799,134.42
Offering Note	* Estimated for purposes of calculating the filing fee only. The transaction valuation was calculated as the sum of (i) 128,007,815 outstanding shares of common stock, par value $0.0001 per share (the "Shares"), of Apellis Pharmaceuticals, Inc. ("Apellis") multiplied by $40.70, the average of the high and low sales prices per Share on April 9, 2026, as reported by NASDAQ Global Select Market (the "Reference Price"), (ii) 6,216,106 Shares subject to issuance pursuant to "in-the-money" stock options to purchase Shares multiplied by $19.93 (which is the Reference Price minus the weighted average exercise price for such options of $20.77 per Share), (iii) 108,754 Shares subject to issuance pursuant to outstanding purchase rights under Apellis's 2017 Employee Stock Purchase Plan (based on accumulated contributions through April 9, 2026) multiplied by the Reference Price, (iv) 8,637,914 Shares subject to issuance pursuant to granted and outstanding restricted stock units ("RSUs") in respect of Shares (assuming target performance of RSUs subject to performance-based vesting) multiplied by the Reference Price and (v) 2,379,397 Shares subject to issuance pursuant to the conversion of $93,897,000 in aggregate principal amount of convertible notes, which are convertible into Shares at an initial rate of 25.3405 Shares per $1,000 principal amount and subject to potential adjustments in accordance with the terms of the indenture, multiplied by the Reference Price. The calculation of the filing fee is based on information provided by Apellis as of April 9, 2026. ** The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2026, effective on October 1, 2025, by multiplying the transaction valuation by 0.00013810.